Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 188,834,466	$ 156,202,002
Current lease liabilities	9,689,870	9,451,551
Trade and other current payables	460,627,211	514,887,185
Accounts payable to related parties	24,463,561	36,417,518
Other current provisions	3,173,553	2,461,549
Current tax liabilities, current	18,885,299	41,110,171
Current provisions for employee benefits	48,478,757	48,467,947
Other current non-financial liabilities	41,497,682	51,008,288
Current liabilities	795,650,399	860,006,211
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	136,687,407	35,475,633
Current lease liabilities	2,647,825	2,681,843
Trade and other current payables	457,306,893	510,626,190
Accounts payable to related parties	24,463,561	36,417,518
Other current provisions	929,495	217,491
Current tax liabilities, current	5,424,753	8,407,598
Current provisions for employee benefits	28,691,366	31,203,297
Other current non-financial liabilities	2,155,724	3,594,656
Current liabilities	658,307,024	628,624,226
Not later than three months [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	39,392,787	21,109,878
Current lease liabilities	73,423	283,348
Trade and other current payables	275,632,559	254,769,653
Accounts payable to related parties	10,774,146	10,046,312
Other current provisions	867,566	164,622
Current tax liabilities, current	4,026,428	4,655,220
Current provisions for employee benefits	13,654,799	14,428,956
Other current non-financial liabilities	2,154,817	1,385,360
Current liabilities	346,576,525	306,843,349
Not later than three months [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	62,572,736	3,428,771
Current lease liabilities	2,104,618	1,838,123
Accounts payable to related parties	439,294
Current liabilities	65,116,648	5,266,894
Not later than three months [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	16,021,476	531,474
Current lease liabilities	329,875	362,393
Trade and other current payables	48,548,095	80,195,669
Accounts payable to related parties	4,443,395	2,794,220
Current tax liabilities, current	569,317	604,091
Other current non-financial liabilities		1,215,681
Current liabilities	69,912,158	85,703,528
Not later than three months [member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	166,607	103,888
Trade and other current payables	8,878,760	9,814,496
Accounts payable to related parties	7,612,564	21,010,350
Current liabilities	16,657,931	30,928,734
Not later than three months [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	18,032,597	10,059,999
Current lease liabilities	77,179	111,701
Trade and other current payables	103,213,997	144,463,472
Accounts payable to related parties	193,950	242,682
Other current provisions	16,726	22,110
Current tax liabilities, current		2,465,921
Current provisions for employee benefits	13,611,548	14,615,567
Other current non-financial liabilities	907
Current liabilities	135,145,997	171,981,452
Not later than three months [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		36,457
Current lease liabilities	21,408	41,095
Trade and other current payables	12,157,088	10,349,752
Accounts payable to related parties	888,767	2,310,004
Other current provisions	45,203	30,759
Current tax liabilities, current		213,248
Current provisions for employee benefits	500,517	970,939
Other current non-financial liabilities		993,615
Current liabilities	13,612,983	14,945,869
Not later than three months [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	481,381	188,449
Trade and other current payables	4,171,010	5,882,964
Accounts payable to related parties	51,631	13,950
Current provisions for employee benefits	136,944	205,328
Current liabilities	4,840,966	6,290,691
Not later than three months [member] | Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	19,823	16,717
Trade and other current payables	1,122,232	1,372,105
Accounts payable to related parties	59,814
Current tax liabilities, current
Current provisions for employee benefits	43,095	287,411
Current liabilities	1,244,964	1,676,233
Not later than three months [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Current lease liabilities	41,322	45,183
Trade and other current payables	3,583,152	3,778,079
Current tax liabilities, current	829,008	469,118
Current provisions for employee benefits	744,463	695,096
Current liabilities	5,198,852	4,987,476
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	52,147,059	120,726,369
Current lease liabilities	7,042,045	6,769,708
Trade and other current payables	3,320,318	4,260,995
Accounts payable to related parties
Other current provisions	2,244,058	2,244,058
Current tax liabilities, current	13,460,546	32,702,573
Current provisions for employee benefits	19,787,391	17,264,650
Other current non-financial liabilities	39,341,958	47,413,632
Current liabilities	137,343,375	231,381,985
Later than three months and not later than one year [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	18,249,410	18,046,884
Current lease liabilities	197,800	177,500
Trade and other current payables	3,211,693	3,901,022
Accounts payable to related parties
Other current provisions	2,244,058	2,244,058
Current tax liabilities, current	12,925,824	32,676,212
Current provisions for employee benefits	19,338,150	17,252,755
Other current non-financial liabilities	37,209,689	47,413,632
Current liabilities	93,376,624	121,712,063
Later than three months and not later than one year [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	30,426,003	87,012,122
Current lease liabilities	5,452,522	5,070,421
Accounts payable to related parties
Current liabilities	35,878,525	92,082,543
Later than three months and not later than one year [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	1,093,425	9,442,661
Current lease liabilities	1,002,782	971,307
Trade and other current payables	99,230	180,830
Accounts payable to related parties
Current tax liabilities, current
Other current non-financial liabilities
Current liabilities	2,195,437	10,594,798
Later than three months and not later than one year [member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Trade and other current payables		584
Accounts payable to related parties
Current liabilities		584
Later than three months and not later than one year [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Current lease liabilities	231,532	290,702
Trade and other current payables
Accounts payable to related parties
Other current provisions
Current tax liabilities, current	3,873	3,834
Current provisions for employee benefits
Other current non-financial liabilities
Current liabilities	235,405	294,536
Later than three months and not later than one year [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	52,570
Current lease liabilities	67,499	124,228
Trade and other current payables	3,927	21,289
Accounts payable to related parties
Other current provisions
Current tax liabilities, current	528,807
Current provisions for employee benefits	437,079
Other current non-financial liabilities	2,132,269
Current liabilities	3,222,151	145,517
Later than three months and not later than one year [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,325,117	6,224,702
Trade and other current payables	5,468	157,270
Accounts payable to related parties
Current provisions for employee benefits
Current liabilities	2,330,585	6,381,972
Later than three months and not later than one year [member] | Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	534
Trade and other current payables
Accounts payable to related parties
Current tax liabilities, current	2,042	22,527
Current provisions for employee benefits	12,162	11,895
Current liabilities	14,738	34,422
Later than three months and not later than one year [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Current lease liabilities	89,910	135,550
Trade and other current payables
Current tax liabilities, current
Current provisions for employee benefits
Current liabilities	$ 89,910	$ 135,550